UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22004

Voya Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Australia: 18.1%
329,047		Aurizon Holdings Ltd.	$1,067,760	0.8
102,280		Australia & New Zealand Banking Group Ltd.	2,102,034	1.6
335,106		Charter Hall Group	1,610,128	1.2
238,684		Coca-Cola Amatil Ltd.	1,600,824	1.2
28,054		Commonwealth Bank of Australia	1,467,010	1.1
489,687		Metcash Ltd.	1,069,886	0.8
869,475		Nine Entertainment Co. Holdings Ltd.	1,580,129	1.2
202,490		QBE Insurance Group Ltd.	1,446,158	1.1
51,408		Rio Tinto Ltd.	3,209,516	2.4
370,703	(1)	Santos Ltd.	1,636,378	1.2
484,220		Scentre Group	1,529,186	1.1
1,510,476		Sigma Healthcare Ltd.	894,921	0.7
812,867		Spark Infrastructure Group	1,351,269	1.0
150,452		Suncorp Group Ltd.	1,523,798	1.1
100,098		Westpac Banking Corp.	2,115,697	1.6
			24,204,694	18.1

		China: 28.8%
2,205,000		Bank of China Ltd. - H Shares	1,151,435	0.9
445,000		Beijing Enterprises Holdings Ltd.	2,447,092	1.8
4,279,960		China Construction Bank - H Shares	4,307,870	3.2
991,000		China Life Insurance Co., Ltd. - H Shares	2,761,572	2.1
354,000		China Mobile Ltd.	3,169,148	2.4
624,000		China Overseas Land & Investment Ltd.	2,073,415	1.5
454,824		China Resources Gas Group Ltd.	1,720,515	1.3
596,000		China Resources Land Ltd.	2,178,499	1.6
1,773,531		China State Construction International Holdings Ltd.	2,184,992	1.6
1,639,000		CNOOC Ltd.	2,765,394	2.1
2,004,000		COSCO Shipping Ports, Ltd.	1,926,153	1.4
242,000		Hengan International Group Co., Ltd.	2,299,732	1.7
3,171,414		Industrial & Commercial Bank of China - H Shares	2,619,518	2.0
3,020,000		Lenovo Group Ltd.	1,594,683	1.2
3,414,000		PetroChina Co., Ltd. - H Shares	2,814,528	2.1
845,563		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	2,601,864	1.9
			38,616,410	28.8

		Hong Kong: 6.5%
379,374		AIA Group Ltd.	3,462,737	2.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong: (continued)
151,000	CK Hutchison Holdings Ltd.	$1,700,296	1.3
233,507	CLP Holdings Ltd.	2,451,734	1.8
319,100	Television Broadcasts Ltd.	1,084,087	0.8
		8,698,854	6.5

	India: 9.6%
354,903	Coal India Ltd.	1,556,775	1.2
44,299	Hero Motocorp Ltd.	2,325,319	1.7
527,039	ICICI Bank Ltd.	2,227,576	1.7
62,982	Infosys Ltd. ADR	1,145,643	0.9
542,394	ITC Ltd.	2,181,159	1.6
937,981	NTPC Ltd.	2,328,354	1.7
102,134	Tech Mahindra Ltd.	1,077,625	0.8
		12,842,451	9.6

	Indonesia: 1.0%
2,221,800	Semen Indonesia Persero Tbk PT	1,339,137	1.0

	Macau: 2.5%
2,356,000	SJM Holdings Ltd.	3,365,085	2.5

	Malaysia: 2.6%
1,351,200	CIMB Group Holdings Bhd	2,001,655	1.5
3,356,900	IJM Corp. Bhd	1,428,337	1.1
		3,429,992	2.6

	New Zealand: 1.5%
430,225	Fletcher Building Ltd.	1,983,298	1.5

	Singapore: 1.0%
1,131,200	First Resources Ltd.	1,375,535	1.0

	South Korea: 14.2%
50,871	Hana Financial Group, Inc.	1,960,618	1.5
89,260	Hite Jinro Co. Ltd.	1,666,533	1.2
66,267	Kangwon Land, Inc.	1,649,630	1.2
53,403	KT Corp.	1,337,000	1.0
58,278	LG Display Co., Ltd.	1,199,322	0.9
6,626	POSCO	2,097,321	1.6
98,781	Samsung Electronics Co., Ltd.	4,638,519	3.5
8,985	Samsung Fire & Marine Insurance Co. Ltd.	2,086,499	1.5
60,136	Shinhan Financial Group Co., Ltd.	2,454,591	1.8
		19,090,033	14.2

	Taiwan: 10.7%
144,000	Catcher Technology Co., Ltd.	1,669,302	1.3
1,231,000	Cathay Financial Holding Co., Ltd.	2,194,369	1.6
3,249,664	CTBC Financial Holding Co. Ltd.	2,331,913	1.7
610,000	HON HAI Precision Industry Co., Ltd.	1,740,360	1.3
1,180,000	Quanta Computer, Inc.	2,082,520	1.6

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: (continued)
581,592	Taiwan Semiconductor Manufacturing Co., Ltd.	$4,342,455	3.2
		14,360,919	10.7

	Total Common Stock
	(Cost $133,242,023)	129,306,408	96.5

PREFERRED STOCK: 1.1%
	South Korea: 1.1%
37,550	Samsung Electronics Co., Ltd.	1,404,464	1.1

	Total Preferred Stock
	(Cost $571,637)	1,404,464	1.1

	Total Long-Term Investments
	(Cost $133,813,660)	130,710,872	97.6

SHORT-TERM INVESTMENTS: 2.2%
		Mutual Funds: 2.2%
2,914,597	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.640%
	(Cost $2,914,597)	2,914,597	2.2

	Total Short-Term Investments
	(Cost $2,914,597)	2,914,597	2.2

	Total Investments in Securities (Cost $136,728,257)	$133,625,469	99.8
	Assets in Excess of Other Liabilities	307,303	0.2
	Net Assets	$133,932,772	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of May 31, 2018.

Sector Diversification	Percentage of Net Assets
Financials	28.6%
Information Technology	15.8
Utilities	7.6
Consumer Staples	7.5
Consumer Discretionary	7.4
Energy	6.6
Materials	6.5
Industrials	6.2
Real Estate	5.4
Telecommunication Services	3.4
Health Care	2.6
Short-Term Investments	2.2
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$24,204,694	$–	$24,204,694
China	–	38,616,410	–	38,616,410
Hong Kong	–	8,698,854	–	8,698,854
India	1,145,643	11,696,808	–	12,842,451
Indonesia	–	1,339,137	–	1,339,137
Macau	–	3,365,085	–	3,365,085
Malaysia	–	3,429,992	–	3,429,992
New Zealand	–	1,983,298	–	1,983,298
Singapore	–	1,375,535	–	1,375,535
South Korea	–	19,090,033	–	19,090,033
Taiwan	–	14,360,919	–	14,360,919
Total Common Stock	1,145,643	128,160,765	–	129,306,408
Preferred Stock	–	1,404,464	–	1,404,464
Short-Term Investments	2,914,597	–	–	2,914,597
Total Investments, at fair value	$4,060,240	$129,565,229	$–	$133,625,469
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(367,961)	$–	$(367,961)
Total Liabilities	$–	$(367,961)	$–	$(367,961)

(1)	For the period ended May 31, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At May 31, 2018, securities valued at $7,932,364 were transferred from Level 1 to Level 2 within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2018, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

Hang Seng Index	Morgan Stanley & International PLC	Call	06/07/18	30,032.000	HKD	2,000	60,937,120	$143,855	$(134,822)
Korea Stock Exchange KOSPI 200 Index	Morgan Stanley & International PLC	Call	06/07/18	320.111	KRW	23,700,000	7,368,804,000	106,889	(4,534)
S&P/ASX 200 Index	Morgan Stanley & International PLC	Call	06/07/18	6,076.418	AUD	2,800	16,833,272	157,823	(10,204)
Taiwan Stock Exchange Weighted Index	Societe Generale	Call	06/07/18	10,492.000	TWD	17,100	185,961,816	89,298	(218,401)
								$497,865	$(367,961)

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2018 (Unaudited) (Continued)

Currency Abbreviations
AUD	-	Australian Dollar
HKD	-	Hong Kong Sar Dollar
KRW	-	South Korean Won
TWD	-	Taiwan New Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2018 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$367,961
Total Liability Derivatives		$367,961

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2018:

	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Liabilities:
Written options	$149,560	$218,401	$367,961
Total Liabilities	$149,560	$218,401	$367,961

Net OTC derivative instruments by counterparty, at fair value	$(149,560)	$(218,401)	(367,961)

Total collateral pledged by the Fund/(Received from counterparty)	$149,560	$218,401	$367,961

Net Exposure(1)(2)	$-	$-	$-

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At May 31, 2018, the Fund had pledged $200,000 and $270,000 in cash collateral to Morgan Stanley & Co. International PLC and Societe Generale, respectively. Excess cash collateral is not shown for financial reporting purposes.

At May 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $137,153,341.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$12,086,784
Gross Unrealized Depreciation	(15,898,419)

Net Unrealized Depreciation	$(3,811,635)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Asia Pacific High Dividend Equity Income Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	July 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2018